ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 3,865	$ 1,556
Government authorities	3,812	1,429
Uncertain tax position liability	3,952	2,151
Deferred tax liabilities, net	971
Accrued expenses and other	2,079	1,814
Total other payables and accrued expenses	$ 14,679	$ 6,950